Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost	$ 1,064	$ 1,169
Accumulated depreciation	416	484
Depreciated cost	648	685
Laboratory equipment [Member]
Cost	782	797
Accumulated depreciation	340	331
Computers [Member]
Cost	94	86
Accumulated depreciation	51	62
Office furniture & equipment [Member]
Cost	36	58
Accumulated depreciation	1	13
Leasehold improvements [Member]
Cost	152	228
Accumulated depreciation	$ 24	$ 78